Restructuring	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
A Place For Rover INC
Restructuring Cost And Reserve [Line Items]
Restructuring

14. Restructuring

In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred total severance-related and legal costs of $3.8 million, as well as modified the terms of stock options previously awarded to impacted employees (see Note 11—Stock-Based Compensation). As of December 31, 2020, there was no remaining liability for restructuring-related costs.

The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended	Six Months Ended
	June 30, 2020	June 30, 2020
Operations and support	$197	$621
Marketing	170	508
Product development	534	1,603
General and administrative	258	507
Total restructuring charges	$1,159	$3,239

17. Restructuring

During the year ended December 31, 2020, the Company experienced significant disruption to its business in 2020 as a result of the rapid development of COVID-19 and the corresponding reduction in the demand for its marketplace services. In response to the impact of COVID-19, the Company implemented a restructuring plan in April 2020 whereby approximately 50% of employees were terminated or placed on standby. In connection with this restructuring, the Company incurred severance-related and legal costs of $3.8 million, as well modified the terms of stock options previously awarded to impacted employees (see Note 14—Stock-Based Compensation). As of December 31, 2020, there was no remaining liability for restructuring-related costs.

The following table summarizes restructuring charges recorded in each component of costs and expenses in the Company’s consolidated statements of operations (in thousands):

Year Ended December 31, 2020
Operations and support	$796
Marketing	593
Product development	1,743
General and administrative	631
Total restructuring charges	$3,763